LONG-TERM DEBT-MORTGAGES (Details) - Schedule of long-term mortgages outstanding	Jul. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 1,308,071
2025	3,890,765
Subtotal	5,198,836
Deferred financing costs	(54,631)
Total	$ 5,144,205